Income Taxes - Schedule of Income Tax Provision Computed at Federal Statutory Corporate Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected provision at Federal statutory tax rate					21.00%	21.00%
Change in valuation allowance					(20.98%)	(18.12%)
Permanent difference					(0.02%)	(2.88%)
Effective Income Tax Rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%